Commitment and Contingencies - Contractual Finance Lease Liability (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Finance Lease, Liability, Payment, Due [Abstract]
Due through December 31, 2019	$ 5,550
Due through December 31, 2020	5,550
Due through December 31, 2021	5,550
Due through December 31, 2022	5,550
Due through December 31, 2023	5,550
Thereafter	43,875
Total contractual obligation	$ 71,625